CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY (Unaudited) - CAD ($) shares in Millions, $ in Millions	Total	Common Shares	Preference Shares	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-Controlling Interests
Balance, beginning of period (shares) at Dec. 31, 2024		499.3
Balance, beginning of period at Dec. 31, 2024	$ 25,853	$ 15,589	$ 1,623	$ 8	$ 2,067	$ 4,521	$ 2,045
Increase (Decrease) in Equity [Roll Forward]
Net earnings	1,002					924	78
Other comprehensive income (loss)	(1,134)				(1,022)		(112)
Common shares issued (shares)		4.3
Common shares issued	267	$ 268		(1)
Subsidiary dividends paid to non-controlling interests	(44)						(44)
Dividends declared on common shares	(309)					(309)
Dividends on preference shares	(41)					(41)
Other	0			(1)			1
Balance, end of period (shares) at Jun. 30, 2025		503.6
Balance, end of period at Jun. 30, 2025	25,594	$ 15,857	1,623	6	1,045	5,095	1,968
Balance, beginning of period (shares) at Mar. 31, 2025		501.6
Balance, beginning of period at Mar. 31, 2025	26,193	$ 15,729	1,623	6	2,066	4,711	2,058
Increase (Decrease) in Equity [Roll Forward]
Net earnings	444					404	40
Other comprehensive income (loss)	(1,133)				(1,021)		(112)
Common shares issued (shares)		2.0
Common shares issued	128	$ 128
Subsidiary dividends paid to non-controlling interests	(17)						(17)
Dividends on preference shares	(20)					(20)
Other	(1)						(1)
Balance, end of period (shares) at Jun. 30, 2025		503.6
Balance, end of period at Jun. 30, 2025	25,594	$ 15,857	1,623	6	1,045	5,095	1,968
Balance, beginning of period (shares) at Dec. 31, 2025		507.3
Balance, beginning of period at Dec. 31, 2025	25,869	$ 16,112	1,623	5	1,101	4,969	2,059
Increase (Decrease) in Equity [Roll Forward]
Net earnings	1,022					940	82
Other comprehensive income (loss)	724				653		71
Common shares issued (shares)		3.6
Common shares issued	263	$ 264		(1)
Subsidiary dividends paid to non-controlling interests	(48)						(48)
Dividends declared on common shares	(326)					(326)
Dividends on preference shares	(43)					(43)
Other	3			0			3
Balance, end of period (shares) at Jun. 30, 2026		510.9
Balance, end of period at Jun. 30, 2026	27,464	$ 16,376	1,623	4	1,754	5,540	2,167
Balance, beginning of period (shares) at Mar. 31, 2026		509.1
Balance, beginning of period at Mar. 31, 2026	26,486	$ 16,247	1,623	5	1,363	5,144	2,104
Increase (Decrease) in Equity [Roll Forward]
Net earnings	460					417	43
Other comprehensive income (loss)	433				391		42
Common shares issued (shares)		1.8
Common shares issued	128	$ 129		(1)
Subsidiary dividends paid to non-controlling interests	(23)						(23)
Dividends on preference shares	(21)					(21)
Other	1						1
Balance, end of period (shares) at Jun. 30, 2026		510.9
Balance, end of period at Jun. 30, 2026	$ 27,464	$ 16,376	$ 1,623	$ 4	$ 1,754	$ 5,540	$ 2,167